Financial Instruments- Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 CAD ($) Customers	Dec. 31, 2018 USD ($) Customers	Dec. 31, 2017 USD ($) Customers
Disclosure of detailed information about financial instruments [line items]
Transfers of assets or liabilities between levels		$ 0	$ 0
Outstanding letters of credit	$ 38,000	$ 261,000
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Higher in risk assumption	0.50%	0.50%
Loss for the year would have been higher in risk assumption		$ 182,000	$ 201,000
LIBOR measurement period	90 days	90 days
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Foreign currency exchange rate for canadian dollar	1.00	1.00
Foreign currency exchange rate for us dollar	0.7336	0.7336	0.7966
Increase decrease in foreign currency exchange rate	$ 0.10
Less than 30 days [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of trade receivables outstanding balance	90.30%	90.30%	89.40%
Between 30 and 90 days [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of trade receivables outstanding balance	8.30%	8.30%	7.40%
More than 90 days [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of trade receivables outstanding balance	1.40%	1.40%	3.20%
Maximum [member]
Disclosure of detailed information about financial instruments [line items]
Operating credit facility	$ 13,000,000
Customer one [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of balance of trade receivables	13.80%	13.80%	16.00%
Customer two [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of balance of trade receivables	11.50%	11.50%	14.80%
Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Number of customers with benchmark contribution of more than 10% | Customers	2	2	2